Note 19 - Financial Income, Net	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Interest Income and Interest Expense Disclosure [Text Block]
19—FINANCIAL
INCOME, NET

Interest (expense) income, net consists of the following:

	2016	2015	2014
Interest income	21	18	31
Interest expense	(57)	(64)	(65)
Warrants exercised / forfeited	174	330	83
Changes in fair value of the warrants (1)	3,811	(2,377)	1,722
Total	3,949	(2,094)	1,771

(1)	For more details on the fair value of Financial Instruments, please refer to Notes 14 - 2 and 23.